Other Payables (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Disclosure Of Other Payable [Abstract]
Accrued expenses	$ 323	$ 604	$ 626
Employee benefits	1,181	1,175	1,081
Provision	189	199	200
Subsidiary government grant advances	0	314	252
Others	10	11	15
Other Payables	$ 1,703	$ 2,303	$ 2,174